Accrued Operating Expenses and Other Payables - Additional information (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Bottom of range [member]
Statements [Line Items]
Average credit period, payables	7	7
Interest rate	0.00%	0.00%
Top of range [member]
Statements [Line Items]
Average credit period, payables	60	60
Interest rate	18.00%	18.00%